Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Royalties	Fees	Total Payments
Total	[1]	$ 14,836	$ 219	$ 15,055
UNITED STATES
Total	[1]	14,836	219	15,055
UNITED STATES | U.S. Federal Government [Member]
Total	[1]	$ 14,836	$ 219	$ 15,055

[1]	All payments relate to the acquisition, development, and production of crude oil and associated liquids-rich natural gas, the Company’s sole reportable segment.